Organization and Principal Activities - Schedule of Unaudited Condensed Consolidated Cash Flows Information (Details) - Variable Interest Entities [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Consolidated Cash Flows Information [Line Items]
Net cash (used in)/provided by operating activities	$ 3,618,309	$ (10,853,619)
Net cash (used in)/provided by investing activities	83,074	(120,054)
Net cash provided by/(used in) financing activities	(3,973,007)	11,579,512
Effect of exchange rate changes	(41,185)	16,207
Net change in cash, cash equivalents and restricted cash	$ (312,809)	$ 622,046